Summary of Significant Accounting Policies - Valuation of Financial Instruments (Details) - USD ($) $ in Thousands		9 Months Ended
	Feb. 13, 2015	Sep. 30, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repayments of Debt	$ 292,000
Fair Value, Measurements, Recurring [Member]
Assets
Cash and cash equivalents		$ 254,435	$ 227,326
Total Available For Sale Securities		0	2,575
Total Assets		356,661	309,901
Liabilities
Total Liabilities		143,651	211,686
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents		254,435	227,326
Total Available For Sale Securities		0	2,009
Notes Hedges		0	0
Total Assets		254,435	229,335
Liabilities
Total Liabilities		28,590	133,981
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents		0	0
Total Available For Sale Securities		0	566
Notes Hedges		0	0
Total Assets		0	566
Liabilities
Total Liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents		0	0
Total Available For Sale Securities		0	0
Total Assets		102,226	80,000
Liabilities
Total Liabilities		115,061	77,705
Contingent Consideration [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Contingent Consideration Fair Value		3,303	1,705
Contingent Consideration [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Contingent Consideration Fair Value		0	0
Contingent Consideration [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Contingent Consideration Fair Value		0	0
Contingent Consideration [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Contingent Consideration Fair Value		3,303	1,705
ContingentValueRights [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Contingent Consideration Fair Value		28,590	133,981
ContingentValueRights [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Contingent Consideration Fair Value		28,590	133,981
ContingentValueRights [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Contingent Consideration Fair Value		0	0
ContingentValueRights [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Contingent Consideration Fair Value		0	0
US Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Estimated Fair Value		0	2,009
US Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Estimated Fair Value		0	2,009
US Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Estimated Fair Value		0	0
US Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Estimated Fair Value		0	0
Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Estimated Fair Value		0	566
Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Estimated Fair Value		0	0
Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Estimated Fair Value		0	566
Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Estimated Fair Value		0	0
2017 Notes Hedges [Member]
Assets
Notes Hedges		0	80,000
Liabilities
Notes Conversion Derivative		8,143	76,000
2017 Notes Hedges [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Notes Hedges			80,000
2020 Notes Hedges [Member]
Assets
Notes Hedges		102,226
2020 Notes Hedges [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Notes Hedges		102,226
2017 Notes Conversion Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repayments of Debt		240,000
2017 Notes Conversion Derivative [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Notes Conversion Derivative		8,143	76,000
2017 Notes Conversion Derivative [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Notes Conversion Derivative		0	0
2017 Notes Conversion Derivative [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Notes Conversion Derivative		0	0
2017 Notes Conversion Derivative [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Notes Conversion Derivative		8,143	$ 76,000
2020 Conversion Derivative [Member]
Liabilities
Notes Conversion Derivative		103,615
2020 Conversion Derivative [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Notes Conversion Derivative		103,615
2020 Conversion Derivative [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Notes Conversion Derivative		0
2020 Conversion Derivative [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Notes Conversion Derivative		0
2020 Conversion Derivative [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Notes Conversion Derivative		103,615
2017convertibledebt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repayments of Debt		$ 240,000